Aberdeen Investment Funds

Aberdeen Global High Income Fund (the “Fund”)

Supplement dated May 6, 2016 to the Prospectus, dated February 29, 2016

The following information replaces the table beginning on page 22 of the Prospectus:

The principal investments and principal risks of each Fund are disclosed in each Fund’s summary section. The Funds may invest in certain additional investments and may be subject to various additional risks. The table below and the paragraphs that follow show more information about the Funds’ principal (marked with a “✓“) and certain non-principal (marked with a “•”) investment strategies and risks relating to each Fund. A “✓“ or “•” in the table indicates that the Fund may invest in the corresponding instrument or be exposed to the corresponding risk.  The Statement of Additional Information also contains information on additional investments in which each Fund may invest to a lesser degree and additional risks to which each Fund may be subject.

✓ = principal

• = non-principal

	Select International Equity Fund	Select International Equity Fund II	Total Return Bond Fund	Global High Income Fund
Active Trading Risk			✓
Asset-Backed Securities			✓	✓
Bank Loans Risk				✓
Bank Obligations			•
Bridge Loan Risk				•
Call and Redemption Risk			•	•
Convertible Securities	•	•		•
Corporate Bonds			•	•
Counterparty or Third Party Risk			•	•
Country/Regional Focus Risk	•	•	•	•
Credit Default Swap Risk			•	✓
Credit Risk			✓	✓
Custody/Sub-Custody Risk	•	•	•	•
Delayed Funding Loans and Revolving Credit Facilities Risk				✓
Depositary Receipts	•	•	•
Derivatives Risk (including Options, Futures and Swaps)			✓	✓
Emerging Markets Risk	✓	✓	✓	✓
Event Risk	•	•	•	•
Exchange-Traded Fund Risk				•
Extension Risk			•	•

	Select International Equity Fund	Select International Equity Fund II	Total Return Bond Fund	Global High Income Fund
Fixed Income Securities			•	•
Focus Risk	•	•
Foreign Currency Exposure Risk	✓	✓	✓	✓
Foreign Government Securities Risk			•	•
Foreign Securities Risk	✓	✓	✓	✓
High-Yield Bonds and Other Lower-Rated Securities Risk			✓	✓
Illiquid Securities Risk	•	•	✓	✓
Impact of Large Redemptions and Purchases of Fund Shares	✓	✓	✓	✓
Inflation Risk			•	•
Interest Rate Risk			✓	✓
Investment-Grade Debt Securities			•	•
Issuer Risk	•	•	•	•
Large-Cap Securities Risk	✓	✓
Leverage Risk			✓	✓
Management Risk	•	•	•	•
Market Events Risk	•	•	•	•
Market Risk	✓	✓	•	✓
Mid-Cap Securities Risk	✓	✓
Mortgage-Related Securities Risk			✓
Municipal Securities Risk			✓	•
Non-Hedging Foreign Currency Trading Risk			•	•
Preferred Stock	•	•		•
Prepayment Risk			✓	•
Private Placements and Other Restricted Securities Risk			✓	✓
Rights Issues and Warrants	•	•		•
Sector Risk	✓	✓	✓	✓
Securities Lending	•	•	•	•
Securities Selection Risk	✓	✓	•	✓
Small-Cap Securities Risk	✓	✓
Sovereign Debt Risk			✓	✓
Structured Instruments			•	•
Temporary Investments	•	•	•	•
To-Be-Announced Instruments (TBAs)			•
U.S. Government Securities Risk			•	•
Valuation Risk	•	•	•	•
When-Issued Securities and Forward Commitments			•
Zero Coupon Bonds			•

The following paragraph is added to the section entitled “Additional Information about Investment Techniques and Risks”:

Exchange-Traded Fund Risk — The Fund may invest in exchange traded funds (“ETFs”), which are subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Please retain this Supplement for future reference.